DERIVATIVES INSTRUMENTS	12 Months Ended
Dec. 31, 2012
DERIVATIVES INSTRUMENTS [Abstract]
DERIVATIVES INSTRUMENTS
NOTE 4:-       DERIVATIVE INSTRUMENTS

The Company enters into derivative instruments with financial institutions in order to reduce the risk that its cash flows and earnings will be adversely affected by foreign currency exchange rate fluctuations. The Company hedges the cash flows of employee portion payroll expenses denominated in NIS against the changes of the U.S. Dollar. These derivative instruments are designated as cash flows hedges and are carried out through forward and options contracts on the U.S. dollar/NIS rate.

Derivative instruments are recognized in the consolidated balance sheet as either assets or liabilities at fair value. The Company initially records changes in the fair value related to the effective portion (i.e., gains or losses) of the derivative instruments to Accumulated Other Comprehensive Income ("AOCI") and subsequently reclassifies those gains or losses to the applicable expense in the statement of operations when the hedged transactions are recorded.

As of December 31, 2012, the Company had outstanding forward and options contracts with a notional amount of $14,200.

At December 31, 2012, the fair value of the Company's cash flow hedges effect was an unrealized gain of $517. Such amount is expected to be reclassified from AOCI to the statement of operations within the next 12 months.

The Company measured the fair value of the forward and options contracts in accordance with FASB ASC 820 "Fair Value Measurements and Disclosures," at Level 2.
The fair value of the open foreign exchange contracts recorded by the Company in its consolidated balance sheets as of December 31, 2012 and December 31, 2011, as an asset or liability is as follows:

	December 31,
	2012	2011
Derivatives designated as cash flow hedging instruments
Other accounts payable and accrued expenses	$--	$(659)
Other accounts receivable and prepaid expenses	517	--

Total	$517	$(659)

The activity related to the changes in net unrealized gains (losses) on cash flow hedges is as follows:

	Year ended December 31,
	2012	2011

Net unrealized gains (losses) on cash flow hedges as of beginning balance	$(659)	$293
Change in gains (losses) recognized in accumulated other comprehensive income	1,944	(1,282)
Realized gains (losses) reclassified into earnings	(768)	330

Net unrealized gains (losses) on cash flow hedges as of ending balance	$517	$(659)